Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net loss	$ (4,456,497)	$ (9,541,579)	$ (49,262,919)	$ (20,773,868)	$ (25,095,538)	$ (3,720,730)	$ (14,986,290)
Other comprehensive income (loss):
Foreign currency translation adjustment	1,069,449	(651,011)	(1,538,451)	1,408,709	2,371,517	(4,850,547)	3,947,683
Foreign currency hedge contract gains (losses)	(988,609)	(84,696)	1,645,735	(1,970,862)	(3,226,682)	5,251,438	(4,101,495)
Interest rate swap and cap contract gains (losses)	1,293,513	(823,250)	(3,509,682)	(4,000,275)	(2,575,366)	(379,745)	145,070
Other comprehensive gain (loss)	1,374,353	(1,558,957)	(3,402,398)	(4,562,428)	(3,430,531)	21,146	(8,742)
Comprehensive loss	(3,082,144)	(11,100,536)	(52,665,317)	(25,336,296)	(28,526,069)	(3,699,584)	(14,995,032)
Comprehensive loss attributable to noncontrolling interests:
Comprehensive loss attributable to the noncontrolling interests in our Operating Partnership	404,742	1,543,525	7,005,492	1,774,600	2,095,801	22,226	122,296
Comprehensive loss attributable to SmartStop Self Storage REIT, Inc. common stockholders	$ (2,677,402)	$ (9,557,011)	$ (45,659,825)	$ (23,561,696)	$ (26,430,268)	$ (3,677,358)	$ (14,872,736)